Dividends and other reserves	6 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Dividends and other reserves	Dividends and other reserves

	Six months ended 31 December 2024	Six months ended 31 December 2023
Amounts recognised as distributions to equity shareholders	$ million	$ million
Final dividend for the year ended 30 June 2024 of 62.98 cents per share (2023 - 59.98 cents)	1,399	1,349
An interim dividend of 40.50 cents per share (2023 – 40.50 cents) was approved by the Board of Directors on 3 February 2025.
As the approval was after the balance sheet date, it was not included as a liability.
Other reserves deficit of $464 million at 31 December 2024 (2023 – $502 million surplus) include a capital redemption reserve of $4,082 million (2023 – $4,076 million), a hedging reserve surplus of $121 million (2023 – $270 million surplus) and an exchange reserve deficit of $4,667 million (2023 – $3,844 million deficit). Out of the total hedging reserve, a surplus of
$9 million (2023 – $60 million deficit) represents the cost of hedging arising from cross currency interest rate swaps in net investment hedges.